Income Tax	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income Tax
32.
INCOME TAX
a.
Income tax recognized in profit or loss

The major components of income tax expense were as follows:

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Current tax
Current tax expenses recognized for the year	$8,172	$8,490	$8,863
Income tax on unappropriated earnings	8	181	137
Income tax adjustments on prior years	(22)	(150)	(141)
Others	19	7	7
	8,177	8,528	8,866
Deferred tax
Deferred tax expense (benefits) recognized for the year	(81)	489	318
Income tax adjustments on prior years	26	3	151
	(55)	492	469
Income tax recognized in profit or loss	$8,122	$9,020	$9,335

Reconciliation of accounting profit and income tax expense was as follows:

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Income before income tax	$42,826	$46,067	$47,204
Income tax expense calculated at the statutory rate	$8,565	$9,213	$9,441
Nondeductible income and expenses in determining taxable income	15	8	(20)
Tax-exempt income	(367)	(30)	(3)
Income tax on unappropriated earnings	8	181	137
Investment credits	(131)	(217)	(207)
Effect of different tax rates of group entities operating in other jurisdictions	10	(10)	(31)
Income tax adjustments on prior years	4	(147)	10
Others	18	22	8
Income tax expense recognized in profit or loss	$8,122	$9,020	$9,335

The applicable tax rate used by the entities subject to the Income Tax Act of the Republic of China is 20%, while the applicable tax rate used by subsidiaries in China is 25%. Tax rates used by other entities of the Company operating in other jurisdictions are based on the tax laws in those jurisdictions.

b.
Income tax recognized in other comprehensive income

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Deferred tax
Remeasurement on defined benefit pension plans	$239	$78	$231
Exchange differences arising from the translation of the foreign operations	—	—	—
Total income tax expense recognized in other comprehensive income	$239	$78	$231
c.
Current tax assets and liabilities

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Current tax assets
Tax refund receivable (included in other current assets - others)	$5	$2
Current tax liabilities
Income tax payable	$6,530	$6,999
d.
Deferred income tax assets and liabilities

The movements of deferred income tax assets and liabilities were as follows:

For the year ended December 31, 2020

	January 1, 2020	Acquired by Business Combinations (Note 14)	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2020
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$2,034	$1	$20	$(239)	$1,816
Allowance for doubtful receivables over quota	404	—	(39)	—	365
Valuation loss on inventory	141	3	155	—	299
Unrealized foreign exchange loss, net	3	1	1	—	5
Estimated warranty liabilities	34	—	2	—	36
Deferred revenue	98	—	(25)	—	73
Valuation loss on financial instruments	13	—	20	—	33
Valuation loss on onerous contracts	13	—	21	—	34
Accrued award credits liabilities	17	—	1	—	18
Share of profit or loss of associates and joint ventures accounted for using equity method	402	—	(1)	—	401
Others	72	1	(40)	—	33
	3,231	6	115	(239)	3,113
Loss carryforwards	28	—	(8)	—	20
	$3,259	$6	$107	$(239)	$3,133

Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(1,758)	$—	$(54)	$—	$(1,812)
Land value incremental tax	(95)	—	—	—	(95)
Deferred revenue for award credits	(29)	—	(1)	—	(30)
Intangible assets	(29)	—	2	—	(27)
Others	(1)	(3)	1	—	(3)
	$(1,912)	$(3)	$(52)	$—	$(1,967)

For the year ended December 31, 2021

	January 1, 2021	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2021
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$1,816	$6	$(78)	$1,744
Allowance for doubtful receivables over quota	365	(100)	—	265
Valuation loss on inventory	299	(102)	—	197
Unrealized foreign exchange loss, net	5	(3)	—	2
Estimated warranty liabilities	36	7	—	43
Deferred revenue	73	(24)	—	49
Valuation loss on financial instruments	33	(33)	—	—
Valuation loss on onerous contracts	34	(8)	—	26
Accrued award credits liabilities	18	(9)	—	9
Share of profit or loss of associates and joint ventures accounted for using equity method	401	—	—	401
Others	33	5	—	38
	3,113	(261)	(78)	2,774
Loss carryforwards	20	(9)	—	11
	$3,133	$(270)	$(78)	$2,785

Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(1,812)	$(157)	$—	$(1,969)
Land value incremental tax	(95)	—	—	(95)
Deferred revenue for award credits	(30)	(25)	—	(55)
Intangible assets	(27)	3	—	(24)
Others	(3)	(43)	—	(46)
	$(1,967)	$(222)	$—	$(2,189)

For the year ended December 31, 2022

	January 1, 2022	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2022
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$1,744	$1	$(231)	$1,514
Allowance for doubtful receivables over quota	265	(81)	—	184
Valuation loss on inventory	197	(92)	—	105
Unrealized foreign exchange loss, net	2	56	—	58
Estimated warranty liabilities	43	4	—	47
Deferred revenue	49	(19)	—	30
Valuation loss on financial instruments	—	24	—	24
Valuation loss on onerous contracts	26	(8)	—	18
Accrued award credits liabilities	9	3	—	12
Share of profit or loss of associates and joint ventures accounted for using equity method	401	(399)	—	2
Others	38	(5)	—	33
	2,774	(516)	(231)	2,027
Loss carryforwards	11	159	—	170
	$2,785	$(357)	$(231)	$2,197

Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(1,969)	$(145)	$—	$(2,114)
Land value incremental tax	(95)	—	—	(95)
Deferred revenue for award credits	(55)	(15)	—	(70)
Intangible assets	(24)	4	—	(20)
Others	(46)	44	—	(2)
	$(2,189)	$(112)	$—	$(2,301)

e.
Items for which no deferred income tax assets have been recognized

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Loss carryforwards
Expire in 2022	$—	$—
Expire in 2023	—	—
Expire in 2024	1	1
Expire in 2025	15	15
Expire in 2026	8	8
Expire in 2027	3	3
Expire in 2028	1	1
Expire in 2029	1	1
Expire in 2030	—	—
Expire in 2031	—	—
Expire in 2032	—	—
	$29	$29

f.
Information about unused loss carryforwards

As of December 31, 2022 unused loss carryforwards were as follows:

Remaining Creditable Amount	Expiry Year
NT$ (In Millions)
$1	2023
1	2024
18	2025
10	2026
3	2027
1	2028
2	2029
1	2030
63	2031
99	2032
$199
g.
Income tax examinations

Income tax returns of Chunghwa has been examined by the tax authorities through 2019. Income tax returns of SENAO, ISPOT, Youth, Youyi, Aval, Wiin, SENYOUNG, Senaolife, CHYP, CHSI, CHI, CHPT, CHIEF, Unigate, SFD, CLPT, CHTSC, LED, SHE, CHST, HHI, IISI and UTC have been examined by the tax authorities through 2020.